Income tax - Composition of income tax expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax
Current income tax expense (PRC)	¥ 689	¥ 1,013	¥ 195
Total income tax expense	¥ 689	¥ 1,013	¥ 195